APPENDIX I          U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1. Name and address of issuer:          Pacifica Funds Trust
                                        237 Park Avenue, Suite 910
                                        New York  NY  10017

2. Name of each series or class of funds for which this notice is filed:

   Pacifica Money Market Fund
   Pacifica Intermediate Government Bond Fund
   Pacifica Asset Preservation Fund
   Pacifica Short-Term Government Bond Fund
   Pacifica California Tax-Exempt Fund
   Pacifica Growth Fund
   Pacifica Government Income Fund
   Pacifica California Short-Term Tax-Exempt Fund

3. Investment Company Act File Number:  811-4068

   Securities Act File Number:          2-92260

4. Last day of fiscal year for which this notice is filed: Sept. 6, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
   declaration:  /    /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securites of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of
   the fiscal year:                              0

8. Number and amount of securities registerd during the fiscal year other than
   pursuant to Rule 24f-2:                       0

9. Number and aggregate sale price of securities sold during the fiscal year:

                                                                        SHARES            SALE PRICE
   Pacifica Money Market Fund                                           1,438,324,648       1,438,324,648
   Pacifica Intermediate Government Bond Fund                               1,163,327          18,204,815
   Pacifica Asset Preservation Fund                                         4,679,382          47,225,702
   Pacifica Short-Term Government Bond Fund                                 1,139,987          17,609,730
   Pacifica California Tax-Exempt Fund                                     12,395,714         133,939,114
   Pacifica Growth Fund                                                       323,689           6,388,869
   Pacifica Government Income Fund                                          7,861,604          77,526,652
   Pacifica California Short-Term Tax-Exempt Fund                           1,649,774          16,760,300

                                                                    ------------------  ------------------
                                        TOTAL                           1,467,538,125      $1,755,979,830

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                                                            PACIFICA FUNDS TRUST
                                                            RULE 24f-2
                                                            Page 2

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                                        SHARES            SALE PRICE
   Pacifica Money Market Fund                                           1,438,324,648       1,438,324,648
   Pacifica Intermediate Government Bond Fund                               1,163,327          18,204,815
   Pacifica Asset Preservation Fund                                         4,679,382          47,225,702
   Pacifica Short-Term Government Bond Fund                                 1,139,987          17,609,730
   Pacifica California Tax-Exempt Fund                                     12,395,714         133,939,114
   Pacifica Growth Fund                                                       323,689           6,388,869
   Pacifica Government Income Fund                                          7,861,604          77,526,652
   Pacifica California Short-Term Tax-Exempt Fund                           1,649,774          16,760,300

                                                                    ------------------  ------------------
                                  TOTAL                                 1,467,538,125      $1,755,979,830

11.Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
   instruction B.7):                    $10,567,474

                                                                        SHARES            SALE PRICE
   Pacifica Money Market Fund                                               3,873,029           3,873,029
   Pacifica Intermediate Government Bond Fund                                  46,775             727,565
   Pacifica Asset Preservation Fund                                           161,342           1,631,253
   Pacifica Short-Term Government Bond Fund                                    54,107             832,169
   Pacifica California Tax-Exempt Fund                                        117,310           1,271,741
   Pacifica Growth Fund                                                        20,780             414,155
   Pacifica Government Income Fund                                            157,050           1,530,189
   Pacifica California Short-Term Tax-Exempt Fund                              28,360             287,373
                                                                    ------------------  ------------------
                                  TOTAL                                     4,458,753          10,567,474


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                                                            PACIFICA FUNDS TRUST
                                                            RULE 24f-2
                                                            Page 3

12.Calculation of registration fees:

     (i)    Aggregate sale price of securities
            sold during the fiscal year in
            reliance on 24f-2 (from item 10):                                              $1,755,979,830

    (ii)    Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from item 11, if applicable):                               +               10,567,474

   (iii)    Aggregate price of shares redeemed or
            repurchased during the fiscal year:                                -            2,332,866,236


   Pacifica Money Market Fund                                           1,604,847,421
   Pacifica Intermediate Government Bond Fund                              48,198,062
   Pacifica Asset Preservation Fund                                       104,741,564
   Pacifica Short-Term Government Bond Fund                                55,636,507
   Pacifica California Tax-Exempt Fund                                    295,966,355
   Pacifica Growth Fund                                                    23,829,713
   Pacifica Government Income Fund                                        163,651,633
   Pacifica California Short-Term Tax-Exempt Fund                          35,994,981

                                                                    ------------------
                                                                        2,332,866,236


    (iv)    Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to Rule
            24e-2 (if applicable):                                              +                    0

     (v)    Net aggregate price of securities sold and
            and issued during the fiscal year in reliance
            on Rule 24f-2 [line (i), plus line (ii), less
            line (iii), plus line (iv)] (if applicable):                                  (566,318,932)

                                                                                          -------------
    (vi)    Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable
            law or regulation (see instruction C.6):        x                               0.00030303

   (vii)    Fee due [line (i) or line (v) multiplied by
            line (vi)]:                                                                     NO FEE DUE

                                                                                          =============

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                                                            PACIFICA FUNDS TRUST
                                                           RULE 24f-2
                                                           Page 4


13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3A of the Commission's Rules of Informal and Other
   Procedures (17CFR 202.3A).   / X /


   Date for mailing or wire transfer of filing fees to the Commission's lockbox
   directory:             November 4, 1996

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)
                                        SIGNATURES

                                         /s/ Donald E. Brostrom
                                        -------------------------
                                        Donald E. Brostrom
                                        Assistant Treasurer